Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of income tax expense
	For the Six Months Ended June 30,
	2022	2021
	(Unaudited)	(Unaudited)
Current income tax expenses	$(410,253)	$(206,158)
Deferred income benefit	63,872	219,226
Income tax (expenses) benefit	$(346,381)	$13,068

	For the Years Ended December 31,
	2021	2020	2019
Current income tax expenses	$594,272	$771,639	$187,067
Deferred income tax expenses (recovery)	(265,421)	(1,001,372)	57,674
Income tax expenses (recovery)	$328,851	$(229,733)	$244,741

Schedule of reconciliation of the statutory tax rate to the effective tax rate for the Company
	For the Six Months Ended June 30,
	2022	2021
	(Unaudited)	(Unaudited)
PRC statutory income tax rate	25%	25%
Effect of different income tax rate in other jurisdictions	6%	338%
Effect of non-deductible expenses	2%	112%
Effect of temporary differences	(7)%	(1,855)%
Effect of valuation of deferred tax allowance	19%	1,377%
Effective tax rate	45%	(3)%

	For the Years Ended December 31,
	2021	2020	2019
PRC statutory income tax rate	25%	25%	25%
Effect of different income tax rate in other jurisdictions	1%	4%	(8.2)%
Effect of non-deductible expenses	1%	3%	(0.1)%
Effect of temporary differences	1%	7%	-%
Effect of valuation of deferred tax allowance	9%	5%	(27.3)%
Effective tax rate	37%	44%	(10.6)%

Schedule of deferred tax assets (liabilities), net
	June 30, 2022	December 31, 2021
	(Unaudited)
Deferred tax assets
Allowance for doubtful loan receivables	-	38,870
Allowance on doubtful accounts	169,862	190,576
Lease liability	29,860	16,375
Net operating loss carrying forward	173,118	165,290
Less: valuation allowance	173,118	165,290
Total deferred tax assets	$199,722	$245,821
Deferred tax liabilities
Right-of-use assets	(25,967)	(9,328)
Recognition of intangible assets arising from business combination	(629,873)	(780,849)
Deferred tax liabilities, net	$(655,840)	$(793,848)

	December 31, 2021	December 31, 2020
Deferred tax assets
Provision for financial guarantee services	$38,870	$23,772
Allowance on doubtful accounts	190,576	179,186
Accrued expenses	-	7,685
Lease liability	16,375	73,603
Net operating loss carrying forward	165,290	45,089
Less: valuation allowance	(165,290)	(42,208)
Total deferred tax assets	$245,821	$287,127
Deferred tax liabilities
Right-of-use assets	(9,328)	(86,504)
Recognition of intangible assets arising from business combination	(780,849)	(994,471)
Deferred tax liabilities, net	$(544,356)	$(793,848)